Related Party Information	12 Months Ended
Dec. 31, 2011
Related Party Information [Abstract]
Related Party Information

Note 4. Related Party Information:

Grupo Carso, S.A.B. de C.V. ("Grupo Carso") retains a 20% noncontrolling interest in PMI's Mexican tobacco business. A director of PMI has an affiliation with Grupo Carso. In 2007, PMI and Grupo Carso entered into an agreement for PMI to potentially acquire, or for Grupo Carso to potentially sell to PMI, Grupo Carso's remaining 20% noncontrolling interest in the future.